Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES
COST OF REVENUES
GROSS MARGIN
OPERATING EXPENSES:
General and administrative expenses	4,211,355	4,598,302
Research and development expenses	779,275
Impairment of long-lived assets	16,958	32,136
Depreciation and amortization	6,744	5,301
Total expenses	5,014,332	4,635,739
Loss from operations	(5,014,332)	(4,635,739)
Other expense:
Interest expense	176,672	34,516
Loss on debt extinguishment	149,350
Total other expense	326,022	34,516
Net loss	(5,340,354)	(4,670,255)
Series C deemed dividend	(13,477,055)	(4,440)
Net loss to common shareholders	$ (18,817,409)	$ (4,674,695)
(Loss) income per basic weighted average common share	$ (0.04)	$ (0.01)
Number of weighted average basic and diluted common shares outstanding	500,981,957	326,678,469